Income tax and social contribution (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Income Tax And Social Contribution
Tax loss carryforwards and negative basis of social contribution	R$ 12,132	R$ 201,227
Provision for legal and administrative proceedings	536,550	499,603
Provision for expected credit losses	257,645	242,160
Taxes with suspended enforceability	1,230,521	948,808
Derivative financial instruments	(274,140)	(236,259)
Capitalized interest - 4G and 5G	(246,621)	(281,721)
Adjustments related to IFRS 16	730,015	675,817
Accelerated depreciation (iii)	(990,374)	(891,051)
Fair value adjustment systems	(249,477)	(249,477)
Impairment loss (v)	269,172	378,601
Amortized goodwill cozani	(388,245)	(231,894)
Other assets	287,234	306,936
Other liabilities	(92,779)	(105,256)
Total deferred taxes - Assets	1,081,633	1,257,494
Deferred tax asset	3,323,269	3,205,814
Deferred tax liability	R$ (2,241,636)	R$ (1,948,320)